Equity-settled share-based payments - Options Schemes (Details) - Stock Options, 2004 Stock Incentive Option Plan shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price at beginning of period (in USD per share) | $ / shares	$ 6.66	$ 6.66	$ 6.66
Average exercise price, exercised (in USD per share) | $ / shares	6.83	5.83	6.77
Average exercise price at end of period (in USD per share) | $ / shares	$ 6.66	$ 6.66	$ 6.66
Options at beginning of period (shares) | shares	1,284	1,321	1,634
Exercised (shares) | shares	(14)	(37)	(313)
Options at end of period (shares) | shares	1,270	1,284	1,321